Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011
TransUnion Holding Company, Inc.
Other Liabilities [Line Items]
Decrease in deferred income taxes	$ (18.5)
TransUnion Corp-Successor
Other Liabilities [Line Items]
Decrease in deferred income taxes	$ (16.3)	$ 605.9